Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (43,633)	$ (9,670)	$ (5,387)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11	9	3
Stock-based compensation	3,940	251	748
Deferred income tax benefit	(450)	(480)	(93)
Impairment on investment in Antisense Therapeutics	551
Change in fair value of foreign currency forward contracts	438	(279)	(159)
Changes in operating assets and liabilities, net of effect of acquisition:
Accounts payable	1,737	236	519
Accrued liabilities	1,263	736	994
Other assets	(52)	2
Prepaid expenses and other current assets	(1,165)	(309)	(100)
Net cash used in operating activities	(37,360)	(9,504)	(3,475)
Cash flows from investing activities:
Payments for acquisitions	(3,168)
Investment in Antisense Therapeutics	(1,101)
Purchase of equipment	(25)	(24)	(2)
Net cash used in investing activities	(4,294)	(24)	(2)
Cash flows from financing activities:
Proceeds from initial public offering, net	19,475
Proceeds from issuance of ordinary shares	58,341	10,193	14,924
U.S. non-accredited shares repurchased	(412)
Net cash provided by financing activities	77,404	10,193	14,924
Effect of exchange rate changes on cash and cash equivalents	241	70	(455)
Net increase in cash and cash equivalents	35,991	735	10,992
Cash and cash equivalents-beginning of period	15,632	14,897	3,905
Cash and cash equivalents-end of period	51,623	15,632	14,897
Supplemental non-cash investing and financing activities:
Ordinary shares issued for acquisition of COR-005	$ 33,211
Ordinary shares exchanged for BioPancreate		$ 43	$ 2,915